Purchases and other expenses	12 Months Ended
Dec. 31, 2021
Purchases and other expenses [abstract]
External purchases

5.1    External purchases

(in millions of euros)	2021	2020	2019
Commercial, equipment expenses and content rights	(7,385)	(6,868)	(7,293)
o/w costs of terminals and other equipment sold (1)	(3,942)	(3,575)	(4,042)
o/w advertising, promotional, sponsoring and rebranding costs	(783)	(736)	(823)
Service fees and inter-operator costs	(4,349)	(4,529)	(4,608)
o/w interconnexion costs	(2,956)	(3,186)	(3,212)
Other network expenses, IT expenses	(3,530)	(3,503)	(3,253)
Other external purchases	(2,709)	(2,791)	(2,706)
o/w building cost for resale	(1,047)	(883)	(701)
o/w overhead	(1,044)	(1,099)	(1,254)
o/w rental expenses	(147)	(151)	(241)
Total	(17,973)	(17,691)	(17,860)

(1)	The decline in the cost of terminals and other equipment sold in 2020 is mainly due to the closure of stores during the lockdown, which led to a sharp decline in equipment sales throughout the Group.

Accounting policies

Firm purchase commitments are disclosed as unrecognized contractual commitments (see Note 16).

Advertising, promotion, sponsoring, communication and brand development costs are recorded as expenses during the period in which they are incurred.

At January 1, 2019, lease expenses include rental payments on leases with an enforceable period, with no option to extend, of 12 months or less, leases where the value, when new, of the underlying asset is less than approximately 5,000 euros, and variable lease payments which were not included in the measurement of the lease liability (see Note 9).

Other operating expenses

5.2    Other operating expenses

(in millions of euros)	2021	2020	2019
Litigation	(218)	(238)	(107)
Allowances and losses on trade receivables – telecom activities	(213)	(382)	(315)
Cost of bank credit risk	(48)	(31)	(10)
Expenses from universal service	(22)	(19)	(21)
Operating foreign exchange gains (losses)	(20)	19	(4)
Acquisition and integration costs	(14)	(18)	(17)
Other expenses	(165)	(119)	(124)
Total	(700)	(789)	(599)

Impairment and losses on trade receivables from telecom activities are detailed in Note 4.3.

The cost of credit risk exclusively applies only to Mobile Financial Services and includes impairment charges and reversals on fixed-income securities, loans and receivables to customers as well as impairment charges and reversals relating to guarantee commitments given, losses on receivables and recovery of amortized debts. In the context of the health crisis, Orange Bank has reviewed its estimate of credit risks, taking into account the uncertainties, and considered whether the sectoral provisions used in the calculation of provisions should be renewed (see Note 17.2.1).

Certain expenses related to litigation are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2021	2020	2019
Provisions for litigation - in the opening balance	525	643	572
Additions with impact on income statement	162	119	99
Reversals with impact on income statement	(10)	(29)	(8)
Discounting with impact on income statement	0	—	—
Utilizations without impact on income statement (1)	(317)	(205)	(22)
Changes in consolidation scope	(0)	—	1
Translation adjustment	1	(2)	0
Reclassifications and other items	44	—	1
Provisions for litigation - in the closing balance	405	525	643
o/w non-current provisions	51	46	45
o/w current provisions	353	479	598

(1)	Corresponds mainly to the conviction linked to anti-competitive practices in the "Enterprise" market segment in 2021 and to the conviction in the Digicel litigation in 2020 (see Note 18).

The Group’s significant litigations are described in Note 18.

Accounting policies

Litigation

In the ordinary course of business, the Group is involved in a number of legal and arbitration proceedings and administrative actions described in Note 18.

The costs which may result from these proceedings are accrued at the reporting date if the Group has a present obligation toward a third party resulting from a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of that liability can be quantified or estimated within a reasonable range. The amount of provision recorded is based on a case-by-case assessment of the risk level, and events arising during the course of legal proceedings may require a reassessment of this risk at any time. Where appropriate, litigation cases may be analyzed as contingent liabilities, which correspond to:

–  probable obligations arising from past events that are not recognized because their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the Company’s control; or

–  present obligations arising from past events that are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or because the amount of the obligation cannot be measured with sufficient reliability.

Acquisition and integration costs

Acquisition and integration costs are incurred at the time of acquisition of legal entities (costs linked to the acquisition of the entity, consultancy fees, training costs for new staff, migration costs associated with customer offers, labor expenses associated with the transition). They are incurred over a maximum period of 12 months following the acquisition date.

Restructuring and integration costs

5.3    Restructuring and integration costs

(in millions of euros)	2021	2020	2019
Departure plans(1)	(241)	(15)	(68)
Lease property restructuring (2)	(6)	2	5
Distribution channels(3)	(22)	(5)	(26)
Other	(63)	(8)	(43)
Total restructuring costs	(331)	(25)	(132)

(1)	Mainly voluntary departure plans for Orange Spain (around 400 people) and Orange Polska (around 1,400 people) in 2021, and Orange Polska in 2019 (around 2,100 people).
(2)	Essentially related to onerous contracts due to vacant leases in France.
(3)	Essentially concerns the closure of sales outlets in Spain in 2021.

Some restructuring costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2021	2020	2019
Restructuring provisions - in the opening balance	117	216	389
Additions with impact on income statement	277	12	97
Reversals releases with impact on income statement	(17)	(17)	(13)
Discounting with impact on income statement	(1)	4	1
Utilizations without impact on income statement	(191)	(95)	(124)
Translation adjustment	(0)	(3)	1
Reclassifications and other items (1)	(1)	—	(135)
Restructuring provisions - in the closing balance	185	117	216
o/w non-current provisions	61	53	96
o/w current provisions	124	64	120

(1)	Starting January 1, 2019, following IFRS 16 application, restructuring provisions related to leases are presented in "Impairment of right-of-use assets". Only rental charges and taxes are presented in restructuring provisions.

Accounting policies

Restructuring costs

The adaptation of the Group's activities to changes in the environment may generate costs related to the discontinuation or major transformation of an activity. These actions may have a negative effect on the period during which they are announced or implemented; for instance but not limited to, some of the transformation plans approved by the internal governance bodies.

Provisions are recognized only when the restructuring has been announced and the Group has drawn up or started to implement a detailed formal plan prior to the end of the reporting period.

The types of costs approved by the Group as restructuring costs primarily consist of:

–  employee departure plans;

–  termination of contracts linked to a fundamental reorganization of the activity (compensation paid to suppliers to terminate contracts, etc.);

–  cost of vacant buildings (outside the scope of IFRS 16);

–  fundamental transformation plans for communication network infrastructures;

–  onerous contracts related to the termination or fundamental reorganization of business: during the course of a contract, when the economic circumstances that prevailed at inception change, some commitments toward the suppliers may become onerous, i.e. the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

Broadcasting rights and equipment inventories

5.4    Broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Handset inventories (1)	593	485	534
Other products/services sold	77	75	78
Available broadcasting rights	102	93	89
Other supplies	242	223	270
Gross value	1,015	874	970
Depreciation	(64)	(60)	(63)
Net book value	952	814	906

(1)	Of which inventories treated as consignment with distributors amounting to 68 million euros as at December 31, 2021, 40 million euros as at December 31, 2020 and 35 million euros as at December 31, 2019.

(in millions of euros)	2021	2020	2019
Net balance of inventories - in the opening balance	814	906	965
Business related variations	125	(70)	(64)
Changes in the scope of consolidation	9	—	2
Translation adjustment	3	(8)	2
Reclassifications and other items	(1)	(14)	1
Net balance of inventories - in the closing balance	952	814	906

Accounting policies

Network maintenance equipment and equipment intended for sale to customers are measured at the lower of cost or likely realizable net book value. The cost corresponds to the purchase or production cost determined by the weighted average cost method.

Handset inventories include inventories treated as consignment with distributors when these are qualified, for accounting purposes, as agents in the sales of handsets bought from the Group.

Film or sports broadcasting rights are recognized in the statement of financial position when they are available for exhibition and expensed when broadcast.

Prepaid expenses

5.5    Prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2021	2020	2019
Prepaid external purchases	611	651	678
Other prepaid operating expenses	240	199	52
Total	851	850	730

(in millions of euros)	2021	2020	2019
Prepaid expenses - in the opening balance	850	730	571
Business related variations (1)	5	171	127
Changes in the scope of consolidation	0	—	65
Translation adjustment	10	(12)	5
Reclassifications and other items(2)	(13)	(40)	(38)
Prepaid expenses - in the closing balance	851	850	730

(1)	In 2020, the change includes a prepaid expense recognized in respect of an agreement for the provision of FTTH capacity in Spain.
(2)	Including the effect of the reclassification of prepaid expenses as costs to fulfill contracts (see Note 4.4).

Trade payables

5.6    Trade payables

(in millions of euros)	2021	2020	2019
Trade payables - in the opening balance	6,475	6,682	6,736
Business related variations	41	(122)	(85)
Changes in the scope of consolidation(1)	125	1	36
Translation adjustment	47	(80)	27
Reclassifications and other items	49	(6)	(32)
Trade payables - in the closing balance	6,738	6,475	6,682
o/w trade payables from telecoms activities	6,652	6,395	6,580
o/w trade payables from Mobile Financial Services	86	80	102

(1)	Of which 108 million euros related to the integration of Telekom Romania Communications in 2021.

Supplier payment terms are mutually agreed between the suppliers and Orange in accordance with the rules in force. Certain key suppliers and Orange have agreed to a flexible payment schedule which, for certain invoices, can be extended up to six months.

Trade payables for goods and services and fixed assets that were subject to a payment extension, and which had an impact on the change in working capital requirements at the end of the period, amounted to approximately 460 million euros at December 31, 2021, 435 million euros at December 31, 2020, and 525 million euros at the end of 2019.

Accounting policies

Trade payables resulting from trade transactions and settled in the normal operating cycle are classified as current items. They include those that have been financed by the supplier (with or without notification of transfer to financial institutions) under direct or reverse factoring, and those for which the supplier proposed an extended payment period to Orange and for which Orange confirmed the payment arrangement under the agreed terms. Orange considers these financial liabilities to carry the characteristics of trade payables, in particular due to the ongoing trade relationship, the payment schedules ultimately consistent with the operational cycle of a telecommunications operator in particular for the purchase of primary infrastructures, the supplier’s autonomy in the anticipated relationship and a financial cost borne by Orange that corresponds to the compensation of the supplier for the extended payment schedule agreed.

For payables without specified interest rates, they are measured at nominal value if the interest component is negligible. For interest bearing payables, the measurement is at amortized cost.

Other liabilities

5.7    Other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Provisions for litigations (1)	405	525	643
Cable network access fees (URI)	38	59	103
Submarine cable consortium (2)	191	258	168
Security deposits received	128	134	147
Orange Money – units in circulation (2)	1,030	823	613
Other	852	775	774
Total	2,644	2,574	2,448
o/w other non-current liabilities	306	307	353
o/w other current liabilities	2,338	2,267	2,095

(1)	See Note 5.2.
(2)	These liabilities are offset by the receivables of the same amount (see accounting policies in Note 4.5).

(in millions of euros)	2021	2020	2019
Other liabilities - in the opening balance	2,574	2,448	2,250
Business related variations	54	176	190
Changes in the scope of consolidation	9	—	12
Translation adjustment	29	(35)	4
Reclassifications and other items	(22)	(15)	(8)
Other liabilities - in the closing balance	2,644	2,574	2,448